CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY		Total JIADE LIMITED's Shareholders' Equity CNY (¥)	Total JIADE LIMITED's Shareholders' Equity USD ($)	Ordinary Shares Class A shares		Ordinary Shares Class B shares		Common Stock, Issued Class A CNY (¥)	Common Stock, Issued Class A USD ($)	Common Stock, Issued Class B CNY (¥)	Common Stock, Issued Class B USD ($)	Common Stock, Subscribed CNY (¥)	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Statutory Reserves CNY (¥)	Statutory Reserves USD ($)	Accumulated Other Comprehensive Income (Loss) CNY (¥)	Accumulated Other Comprehensive Income (Loss) USD ($)	Retained Earnings CNY (¥)	Retained Earnings USD ($)	Non-controlling Interests CNY (¥)	Non-controlling Interests USD ($)	Class A shares	Class B shares	CNY (¥)	USD ($)
Beginning balance, Amount at Dec. 31, 2024		¥ 71,149,107						¥ 1		¥ 1		¥ (1,993)	¥ 50,182,860		¥ 2,054,975		¥ 418,491		¥ 18,494,772		¥ 149,694				¥ 71,298,801
Beginning balance, Shares at Dec. 31, 2024 | shares	[1]			8,060		4,209
Increase (Decrease) in Stockholders' Equity
Net (loss) income for the period		(4,481,440)																	(4,481,440)		136,063				(4,345,377)
Currency translation differences		(678,443)															(678,443)								(678,443)
Ending balance, Amount at Jun. 30, 2025		65,989,224						1		1		(1,993)	50,182,860		2,054,975		(259,952)		14,013,332		285,757				66,274,981
Ending balance, Shares at Jun. 30, 2025 | shares	[1]			8,060		4,209
Beginning balance, Amount at Dec. 31, 2025		120,581,489						15		1		(15,755,217)	127,470,080		2,111,434		(1,086,344)		7,841,520		150,554				120,732,043
Beginning balance, Shares at Dec. 31, 2025 | shares				89,269	[1]	4,209	[1]																89,269	4,209
Increase (Decrease) in Stockholders' Equity
Net (loss) income for the period		(50,456,226)																	(50,456,226)		(91,557)				(50,547,783)	$ (7,449,822)
Stock-based compensation		33,109,011								49,146			33,059,865												33,109,011
Stock-based compensation, Shares | shares	[1]					290,000
Issuance of Class A ordinary shares for cash, Amount		96,429,961						854,243					95,575,718												96,429,961
Issue of ordinary shares, Shares | shares	[1]			5,048,003
Effect of the change of shares of par value								(853,388)		(49,097)			902,485
Payment of subscribed ordinary shares		15,755,217										¥ 15,755,217													15,755,217
Currency translation differences		(1,707,248)															(1,707,248)								(1,707,248)	(251,617)
Ending balance, Amount at Jun. 30, 2026		¥ 213,712,204	$ 31,497,282					¥ 870	$ 128	¥ 50	$ 7		¥ 257,008,148	$ 37,878,314	¥ 2,111,434	$ 311,187	¥ (2,793,592)	$ (411,724)	¥ (42,614,706)	$ (6,280,630)	¥ 58,997	$ 8,695			¥ 213,771,201	$ 31,505,977
Ending balance, Shares at Jun. 30, 2026 | shares				5,137,272	[1]	294,209	[1]																5,137,272	294,209

[1]	Shares have been retroactively adjusted to reflect the decreased number of shares resulting from the Share Consolidations. The accompanying notes are an integral part of these unaudited condensed consolidated financial statements.